Shareholder Report, Average Annual Return (Details)	1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended		8 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended	14 Months Ended	16 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000246552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Raymond James Multicap Growth Equity ETF
Average Annual Return, Percent														7.70%		10.73%
C000248655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Max Buffer ETF - March
Average Annual Return, Percent														8.25%	7.85%
C000250280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Equal Weight Buffer ETF - June
Average Annual Return, Percent													6.14%
C000250354 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Max Buffer ETF - June
Average Annual Return, Percent													6.26%
C000251231 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Max Buffer ETF - July
Average Annual Return, Percent											5.58%
C000252052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Max Buffer ETF - August
Average Annual Return, Percent												4.25%
C000252053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Max Buffer ETF - September
Average Annual Return, Percent										2.61%
C000252245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest Emerging Markets Buffer ETF - December
Average Annual Return, Percent						5.46%
C000252246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest Emerging Markets Buffer ETF - March
Average Annual Return, Percent			0.35%
C000252247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest Emerging Markets Buffer ETF - September
Average Annual Return, Percent										3.70%
C000252364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Uncapped Accelerator ETF - January
Average Annual Return, Percent					(2.04%)
C000252365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Uncapped Accelerator ETF - April
Average Annual Return, Percent	12.48%
C000252366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Uncapped Accelerator ETF - October
Average Annual Return, Percent									(0.23%)
C000252370 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Equal Weight Buffer ETF - December
Average Annual Return, Percent						0.74%
C000252371 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Equal Weight Buffer ETF - March
Average Annual Return, Percent			0.94%
C000252372 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Equal Weight Buffer ETF - September
Average Annual Return, Percent										0.65%
C000254273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Max Buffer ETF - April
Average Annual Return, Percent	1.76%
C000254274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Max Buffer ETF - December
Average Annual Return, Percent						1.17%
C000254275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Max Buffer ETF - February
Average Annual Return, Percent				0.45%
C000254276 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Max Buffer ETF - January
Average Annual Return, Percent					0.74%
C000254277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Max Buffer ETF - May
Average Annual Return, Percent		0.03%
C000254278 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Max Buffer ETF - November
Average Annual Return, Percent								1.67%
C000254279 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Max Buffer ETF - October
Average Annual Return, Percent									1.71%
C000254587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
Average Annual Return, Percent								1.90%
C000254589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Average Annual Return, Percent									3.72%
C000255841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														FT Vest U.S. Equity Quarterly Max Buffer ETF
Average Annual Return, Percent						1.89%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														S&P 500® Index
Average Annual Return, Percent	12.08%	(0.74%)	4.56%	(1.33%)	(0.93%)	0.26%		1.44%	1.63%	4.61%	10.19%	7.56%	9.53%	13.52%	12.91%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Russell 3000® Index
Average Annual Return, Percent														13.12%		18.38%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index
Average Annual Return, Percent			2.91%				9.12%			5.91%
S And P 500 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														S&P 500® Equal Weight Index
Average Annual Return, Percent			2.06%			0.87%				0.86%			8.58%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Russell 3000® Growth Index
Average Annual Return, Percent														17.04%		22.44%